Commitments and Contingencies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) t	Dec. 31, 2016 USD ($) t
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Leased machinery and equipment at cost used to secure finance lease liabilities, average discount interest rate	5.11%	4.98%
Capital commitment relating to the construction of factory building improvement and acquisition of machinery	$ 800	$ 200
Corporate guarantee	35,200	29,000
Commitments in respect of repair and maintenance consulting services with related parties	$ 100	100
Bottom of range [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Non-cancellable operating lease arrangements terms	5 years
Commitments to purchase raw materials	$ 175,000	$ 111,000
Commitments to purchase raw materials, metric tons | t	24,005	19,620
Top of range [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Non-cancellable operating lease arrangements terms	30 years
Commitments to purchase raw materials	$ 277,000	$ 203,000
Commitments to purchase raw materials, metric tons | t	37,930	35,920
Contingent liability for guarantees | Top of range [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Corporate guarantee	$ 31,200	$ 31,200
Charoong Thai Wire and Cable Public Company Limited [Member] | Contingent liability for guarantees
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Corporate guarantee	2,000	2,000
Machinery and equipment [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Leased machinery and equipment at cost used to secure finance lease liabilities	148	131
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Leased machinery and equipment at cost used to secure finance lease liabilities	$ 98	$ 60